LINE OF CREDIT (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 12, 2025	May 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Increase (decrease) in line of credit	$ 220,000
Proceeds from lines of credit				$ 50,450	$ 54,250	$ 165,500
Accrued interest paid					20,744	4,326
Cash			24,271		47,382	45,579
Inventories			66,182		94,555	$ 74,488
Creative Motion Technology, LLC [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 170,000
Documentation fee paid		$ 450
Increase (decrease) in line of credit	$ 200,000
Proceeds from lines of credit			219,750		$ 215,950
Line of credit, interest rate				2.50%	2.50%
Cash			7,973
Trade accounts receivable			3,655
Inventories			$ 40,855